Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sales	$ 484,196	$ 1,568,925	$ 3,971,130	$ 5,291,136	$ 6,196,743	$ 2,876,273
Cost of Sales	425,812	1,155,617	3,162,352	4,255,374	5,170,386	2,340,788
Gross profit	58,384	413,308	808,778	1,035,762	1,026,357	535,485
Operating expense
General and administrative expenses	4,182,558	2,196,502	7,677,796	5,610,585	12,516,279	17,306,651
Impairment of Intangibles				1,000,000	1,450,000	300,000
Impairment of Promissory Note				1,000,000	1,000,000	10,000,000
Total operating expenses	4,182,558	2,196,502	7,677,796	6,610,585	14,966,279	27,606,651
Other income / (expense)
Interest income	56,113	483	57,115	1,424	1,718	7,323
Interest expense	(106,892)	(549,715)	(221,010)	(1,124,371)	(1,286,368)	(1,736,106)
Other income / (expense)	(2,426,915)		(1,236,720)	4,813	1,544	699,704
Gain / (loss) on deconsolidation	(409,549)		(409,549)
Unrecognized gain / (loss) on equity investment	(726,884)		(726,884)
Total other income (expense)	(3,614,127)	(549,232)	(2,537,048)	(1,118,134)	(1,283,106)	(1,029,079)
Net (loss)	$ (7,738,301)	$ (2,332,426)	$ (9,406,066)	$ (6,692,957)	$ (15,223,028)	$ (28,100,245)
Net (loss) per share:
Basic	$ (0.26)	$ (0.10)	$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)
Diluted	$ (0.26)	$ (0.10)	$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)
Weighted average number of shares
Basic	29,836,485	21,530,012	27,370,658	22,191,644	22,106,703	16,603,788
Diluted	29,836,485	21,530,012	27,370,658	22,191,644	22,106,703	16,603,788